[GUGGENHEIM LETTERHEAD]

October 3, 2011

VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

Re:	Claymore Exchange-Traded Fund Trust 2 (the “Registrant”)
File Number: 333-135105, 811-21910

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on September 28, 2012, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 28, 2012, accession number 0000891804-12-001276.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

Claymore Exchange-Traded Fund Trust

By: /s/ Stevens Kelly
      Stevens Kelly
      Assistant Secretary